Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of intangible assets	Breakdown of intangible assets

		12/31/2022			12/31/2021
	Annual amortization rate	Historical cost	Accumulated amortization	Carrying amount	Historical cost	Accumulated amortization	Carrying amount
Software	10%	336,495	(204,278)	132,217	129,399	(82,249)	47,150
Development costs	20%	234,400	(48,835)	185,565	129,948	(14,531)	115,417
Customer portfolio	20%	13,965	(5,589)	8,376	9,341	(3,739)	5,602
Goodwill	—	632,796	—	632,796	90,701	—	90,702
Intangible assets in progress	—	279,675	—	279,675	171,633	—	171,633
Total		1,497,331	(258,702)	1,238,629	531,022	(100,519)	430,504

Summary of changes in intangible assets	Changes in intangible assets

	12/31/2021	Addition	Write-offs	Transfers	Business combination	Amortization	12/31/2022
Software	47,150	54,934	(2,041)	(1,419)	155,622	(122,029)	132,217
Development costs (b)	115,417	30	(253)	104,675	—	(34,304)	185,565
Customer portfolio (b)	10,329	—	(103)	—	—	(1,850)	8,376
Goodwill (a) (b)	78,037	—	—	—	554,759	—	632,796
Intangible assets in progress	177,979	211,994	(7,042)	(103,256)	—	—	279,675
Total	428,912	266,958	(9,439)	—	710,381	(158,183)	1,238,629

	12/31/2020	Addition	Write-offs	Transfers	Business combination	Amortization	12/31/2021
Software	29,489	99,483	(40,435)	(3,350)	—	(38,037)	47,150
Development costs	69,144	3,903	—	51,638	—	(9,268)	115,417
Customer portfolio	7,710	1,631	—	—	—	(3,739)	5,602
Goodwill	38,964	51,737	—	—	1	—	90,702
Intangible assets in progress	79,209	146,876	(7,463)	(48,288)	1,299	—	171,633
Total	224,516	303,630	(47,898)	—	1,300	(51,044)	430,504

(a)    Refers to the acquisition of Inter & Co Payments, Inc, see Note 4,3 - Business Combination.
(b)    The amount of December 31, 2021, previously presented, was adjusted after the completion of the PPA of the group subsidiaries. Accordingly, the preliminary goodwill was reallocated to the opening balances of the transaction.